Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period (months)	12 months
Maximum obligation, notice period per each year (months)	1 month
Number of years due to change in control	2 years
Payment equivalent period (months)	24 months
Salaries and employee benefits	$ 3,021	$ 3,098
Post-employment retirement benefits	62	56
Share-based compensation (note 20)	1,530	1,651
Key management personnel compensation	$ 4,613	$ 4,805
Maximum
Disclosure of transactions between related parties [line items]
Maximum obligation, notice period per each year (months)	24 months